Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SIX CIRCLES FUNDS
Six Circles Credit Opportunities Fund
(each, a series of Six Circles Trust)
Supplement dated August 18, 2023
to the Prospectus dated May 1, 2023, as amended
Effective August 19, 2023, the Six Circles Credit Opportunities Fund (the “Fund”) will operate as a diversified fund and all references to the Fund being a “non‑diversified” fund in the Fund’s Prospectus are deleted, including by deleting:
•	The first two sentences of the sixth paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Prospectus;
•	The “Subsidiary Risk” under the “Risk/Return Summary — The Fund’s Main Investment Risks” section of the Prospectus and replacing it with the following:
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Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. There can be no assurance that the investment objective of the Fund or the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and is not subject to all the investor protections of the Investment Company Act.

•	The “Non‑Diversified Fund Risk” under “Risk/Return Summary — The Fund’s Main Investment Risks” section of the Prospectus;
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE
J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all of our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

Six Circles Credit Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SIX CIRCLES FUNDS
Six Circles Credit Opportunities Fund
(each, a series of Six Circles Trust)
Supplement dated August 18, 2023
to the Prospectus dated May 1, 2023, as amended
Effective August 19, 2023, the Six Circles Credit Opportunities Fund (the “Fund”) will operate as a diversified fund and all references to the Fund being a “non‑diversified” fund in the Fund’s Prospectus are deleted, including by deleting:
•	The first two sentences of the sixth paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Prospectus;
•	The “Subsidiary Risk” under the “Risk/Return Summary — The Fund’s Main Investment Risks” section of the Prospectus and replacing it with the following:
¡
Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. There can be no assurance that the investment objective of the Fund or the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and is not subject to all the investor protections of the Investment Company Act.

•	The “Non‑Diversified Fund Risk” under “Risk/Return Summary — The Fund’s Main Investment Risks” section of the Prospectus;
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE
J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all of our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.